Description of Business (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Percentage sales by geographic area
Percentage of Total Sales	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of Total Net Long-Lived Assets	100.00%		100.00%		100.00%	100.00%	100.00%
United States [Member]
Percentage sales by geographic area
Percentage of Total Sales	96.90%	96.90%	97.10%	96.90%	96.90%	96.70%	96.70%
Percentage of Total Net Long-Lived Assets	97.50%		97.50%		97.40%	96.00%	95.70%
Canada and United Kingdom [Member]
Percentage sales by geographic area
Percentage of Total Sales	3.10%	3.10%	2.90%	3.10%	3.10%	3.30%	3.30%
Percentage of Total Net Long-Lived Assets	2.50%		2.50%		2.60%	4.00%	4.30%